Derivative financial instruments and Short positions (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 393,351,898		R$ 278,752,387
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	1,150,540,616	R$ 1,130,172,099	2,043,286,085
Option contract [member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	632,690,834
Option contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	392,814,885
Option contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	125,034,897
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	278,348,786	287,984,278	270,258,566
Futures contract [member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	199,359,807	167,320,563
Futures contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	22,626,385	45,239,639
Futures contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	56,362,594	75,424,076
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional amount	152,669,932		165,663,806
Forward Contracts and Others [Member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	76,955,710
Forward Contracts and Others [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	44,449,708
Forward Contracts and Others [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	31,264,514
Option Contract 1 [Member]
IfrsStatementLineItems [Line Items]
Notional amount		1,130,172,099	2,043,286,084
Option Contract 1 [Member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		749,406,698
Option Contract 1 [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		128,500,299
Option Contract 1 [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		252,265,102
Forward Contracts And Others 2 [Member]
IfrsStatementLineItems [Line Items]
Notional amount		167,611,313	163,040,700
Forward Contracts And Others 2 [Member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		72,761,669
Forward Contracts And Others 2 [Member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		67,060,436
Forward Contracts And Others 2 [Member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount		27,789,208
Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional amount	393,351,898	418,137,448	R$ 278,752,387
Assets [Member] | Swap contract [member] | Up to 3 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	45,216,039	30,501,795
Assets [Member] | Swap contract [member] | From 3 To 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	55,756,566	99,817,727
Assets [Member] | Swap contract [member] | Over 12 Months [Member]
IfrsStatementLineItems [Line Items]
Notional amount	R$ 292,379,293	R$ 287,817,926